Note 10 - Investment in Joint Venture (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Note 10 - Investment in Joint Venture (Details) [Line Items]
Payments to Acquire Interest in Joint Venture	$ 6,250,000	$ 3,750,000
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	22,341,602		16,989,061
Euromar LLC Joint Venture (Member)
Note 10 - Investment in Joint Venture (Details) [Line Items]
Payments to Acquire Interest in Joint Venture	6,250,000
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures, Maximum Investment	25,000,000
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	$ 22,341,602		$ 16,989,061